Investing Activities (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investing income [Table Text Block]
Investing Income

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Equity earnings (losses) (1)	$134	$111	$155
Income (loss) from investments (1)	28	49	7
Interest income and other	53	28	6
Total investing income	$215	$188	$168
__________

(1)	Items also included in Segment profit (loss). (See Note 18 – Segment Disclosures.)

Investments [Table Text Block]
Investments

	December 31,
	2013	2012
	(Millions)
Equity method:
Access Midstream Partners — 24%	$2,161	$2,187
Overland Pass Pipeline Company LLC (OPPL) — 50%	452	454
Gulfstream — 50%	333	348
Discovery Producer Services LLC (Discovery) — 60% (1)	527	350
Laurel Mountain — 51% (1)	481	444
Caiman II — 47.5%	256	67
Other	150	137
	$4,360	$3,987
_________

(1)
We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.

Dividends and distributions [Table Text Block]

	2013	2012	2011
	(Millions)
Access Midstream Partners	$93	$—	$—
Gulfstream	81	79	84
Discovery	12	21	40
Aux Sable Liquid Products L.P.	20	28	35
OPPL	27	28	19

Summarized Financial Position and Results of Operations of Equity Method Investments [Table Text Block]
Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2013	2012
	(Millions)
Assets (liabilities):
Current assets	$689	$582
Noncurrent assets	13,621	11,571
Current liabilities	(573)	(507)
Noncurrent liabilities	(4,563)	(3,807)
Noncontrolling interest	(254)	(112)

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Gross revenue	$2,406	$1,821	$1,808
Operating income	699	557	747
Net income	627	488	654